UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.0%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$1,500	$1,693,470
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	626,862
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,918,243
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,880,307
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,613,400

		$7,732,282

Electric Utilities — 4.8%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$376,553
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,395,368
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	3,000	3,465,780
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	762,439
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	580,910

		$6,581,050

Escrowed/Prerefunded — 15.3%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,449,986
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,792,602
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	955	1,107,600
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	719,361
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	380	440,720
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	274,320
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	2,045	2,172,444
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	665	706,443
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	1,725	1,992,065
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	534,430
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	570	655,910
Oregon State Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,286,835
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	117,382
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,397,914
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,038,390
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37	2,500	2,589,950
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	1,500	1,556,535

		$20,832,887

Security	Principal Amount (000’s omitted)	Value
General Obligations — 16.9%
California, 5.00%, 12/1/30	$610	$719,422
California, 5.00%, 10/1/33	2,150	2,526,250
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,812,401
Clark County, NV, 5.00%, 7/1/33	500	569,680
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,162,275
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,230,960
New York, 5.00%, 2/15/34(1)	2,750	3,100,652
New York, NY, 5.00%, 8/1/31	2,000	2,314,260
Oregon, 5.00%, 8/1/36	430	487,556
Washington, 5.00%, 2/1/35(1)	5,250	6,087,270

		$23,010,726

Hospital — 6.2%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$411,869
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	694,458
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,757,855
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	2,500	2,838,400
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,485	2,724,753

		$8,427,335

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$616,866

		$616,866

Insured-Electric Utilities — 4.7%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,556,808
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	836,886

		$6,393,694

Insured-Escrowed/Prerefunded — 19.1%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,076,450
Arizona Health Facilities Authority, (Banner Health), (BHAC), Prerefunded to 1/1/18, 5.375%, 1/1/32	1,750	1,789,463
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	705,611
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	442,323
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	697,125
Chicago, IL, Wastewater Transmission Revenue, (BHAC), Prerefunded to 1/1/18, 5.50%, 1/1/38	1,635	1,672,719
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,276,648
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,313,275

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$305	$325,197
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	602,414
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	271,955
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	310,361
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	228,096
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	461,622
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,978,002
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,362,840
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	138,724
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,563,316
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	3,900	4,071,171
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,704,846

		$25,992,158

Insured-General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$956,535

		$956,535

Insured-Hospital — 6.6%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$1,500	$1,552,485
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,600,650
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,425,229
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,412,286

		$8,990,650

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,439,924

		$1,439,924

Insured-Lease Revenue/Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,311,140

		$1,311,140

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,210,310
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,095,860

		$2,306,170

Security	Principal Amount (000’s omitted)	Value
Insured-Solid Waste — 0.4%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$530	$574,992

		$574,992

Insured-Special Tax Revenue — 5.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,569,970
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,135,655
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	882,006

		$7,587,631

Insured-Student Loan — 0.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$960	$1,021,229

		$1,021,229

Insured-Transportation — 19.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$298,553
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	453,780
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	203,656
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	113,561
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,714,177
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,986,616
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,349,840
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,393,500
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,084,250
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	577,709
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,090,575
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	214,883
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,577,545

		$26,058,645

Insured-Water and Sewer — 4.6%
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$105	$106,527
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	335,161
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,292,680
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	261,503
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	220,916
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	270,600
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	219,205
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,304,401
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,769

		$6,231,762

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 10.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,382,912
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,623,400
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,317,325

		$14,323,637

Other Revenue — 0.4%
Oregon State Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$204,804
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	287,932

		$492,736

Special Tax Revenue — 11.2%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,216,781
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	471,384
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	249,925
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,120,452
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	967,665
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39	190	184,313
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,434,232
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,891,108
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/35(2)	2,000	2,139,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	529,919
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,947,758

		$15,153,237

Transportation — 17.8%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,443,232
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	2,016,630
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,142,130
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	750,086
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,157,429
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,857,928
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	519,094
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	736,107
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	988,868
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,270,875
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,569,108
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	133,297
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,095,860
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,206,682
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	90	98,868
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	230	251,668
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	367,082
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	161,294
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,355,098
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,074,590
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,663,695
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	292,502

		$24,152,123

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,713,672
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	422,241
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	326,463
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,621,200

		$7,083,576

Total Tax-Exempt Investments — 160.0% (identified cost $200,622,497)		$217,270,985

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.5)%		$(4,750,735)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (29.3)%		$(39,776,049)

Other Assets, Less Liabilities — (27.2)%		$(36,972,252)

Net Assets Applicable to Common Shares — 100.0%		$135,771,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At June 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.0%
Others, representing less than 10% individually	85.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 40.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Sep-17	$(4,409,780)	$(4,456,938)	$(47,158)

						$(47,158)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $47,158.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,982,448

Gross unrealized appreciation	$17,350,401
Gross unrealized depreciation	(256,864)

Net unrealized appreciation	$17,093,537

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$217,270,985	$—	$217,270,985
Total Investments	$—	$217,270,985	$—	$217,270,985

Liability Description
Futures Contracts	$(47,158)	$—	$—	$(47,158)
Total	$(47,158)	$—	$—	$(47,158)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017